INDEMNIFICATION	6 Months Ended	9 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Policy Text Block [Abstract]
Guarantees, Indemnifications and Warranties Policies [Policy Text Block]
7. INDEMNIFICATION

Under the Trust ’s organizational documents, each of the Trustee (and its directors, employees and agents) and the Sponsor (and its members, managers, directors, officers, employees, affiliates) is indemnified against any liability, cost or expense it incurs without gross negligence, bad faith or willful misconduct on its part and without reckless disregard on its part of its obligations and duties under the Trust ’s organizational documents. The Trust ’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on industry experience, management believes the risk of loss is remote.

7. INDEMNIFICATION

Under the Trust’s organizational documents, each of the Trustee (and its directors, employees and agents) and the Sponsor (and its members, managers, directors, officers, employees, affiliates) is indemnified against any liability, cost or expense it incurs without gross negligence, bad faith or willful misconduct on its part and without reckless disregard on its part of its obligations and duties under the Trust’s organizational documents. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on industry experience, management believes the risk of loss is remote.